Note 20 - Share-based Compensation (Details) - Information about Share Option Plans (CNY) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Information about Share Option Plans [Abstract]
Weighted-average grant-date fair value per share of options granted (in Yuan Renminbi per share)		1.48	1.45
Total intrinsic value of options exercised		74	9,495
Total fair value of share options vested	34,362	30,513	7,355